TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Disclosure of detailed information about trade and other receivables [text block]
	As at December 31	As at December 31
(in millions of U.S. dollars)	2018	2017
TRADE AND OTHER RECEIVABLES
Trade receivables	9.5	3.8
Sales tax receivable	14.0	22.7
Unsettled provisionally priced concentrate derivatives and swap contracts (Note 13)	(0.7)	(1.9)
Proceeds due from the sale of Mesquite, excluding income tax refund receivable (Note 15)	11.2	-
Other	1.9	2.5
Total trade and other receivables	35.9	27.1